UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MEAG New York Corporation
Address: 540 Madison Ave 6th floor
New York, NY 10022

Form 13F File Number: 28-05819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kerris Wigfall
Title: Chief Compliance Officer
Phone: 212-583-4835

Signature, Place, and Date of Signing:
____________________ _____________________________ __________
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-05819	MEAG New York Corporation
[Repeat as necessary.]
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 137

Form 13F Information Table Value Total: $201803
					(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 			Form 13F File Number 		Name
____ 			28-05819 			MEAG NY Corp

[Repeat as necessary.]

Run Date:  01/23/09
Run Time:  04:17pm
NAME OF ISSUER           TITLE OF CLASS   CUSIP          VALUE    SHRS ORSH/PUT/  INVESTMENT     OTHER    VOTING  AUHORITY
                                         NUMBER       (x$1000)    PRN AMTPRNCALL  DISCRETION  MANAGERS      SOLE    SHARED      NONE
  Adobe Systems, Inc.      Common Stock  00724F101         379      17800 SH            NONE                                       X
  Air Products & Chemical  Common Stock  009158106         538      10700 SH            NONE                                       X
  Allergan Inc             Common Stock  018490102         423      10500 SH            NONE                                       X
  American Express Compan  Common Stock  025816109         772      41600 SH            NONE                                       X
  Amgen Inc                Common Stock  031162100        2200      38100 SH            NONE                                       X
  Analog Devices           Common Stock  032654105         266      14000 SH            NONE                                       X
  Apache Corp              Common Stock  037411105        1029      13800 SH            NONE                                       X
  Apple Computer Inc       Common Stock  037833100        2902      34000 SH            NONE                                       X
  Applied Materials Inc    Common Stock  038222105         678      66900 SH            NONE                                       X
  Autodesk Inc.            Common Stock  052769106         265      13500 SH            NONE                                       X
  Automatic Data Processi  Common Stock  053015103         787      20000 SH            NONE                                       X
  AutoZone                 Common Stock  053332102         404       2900 SH            NONE                                       X
  Avon Products Inc.       Common Stock  054303102         363      15100 SH            NONE                                       X
  BB&T Corp                Common Stock  054937107         796      29000 SH            NONE                                       X
  Bank of New York Mellon  Common Stock  064058100        1079      38100 SH            NONE                                       X
  CR Bard                  Common Stock  067383109         447       5300 SH            NONE                                       X
  Baxter International In  Common Stock  071813109        1452      27100 SH            NONE                                       X
  Becton Dickinson & Co.   Common Stock  075887109         930      13600 SH            NONE                                       X
  Bed Bath Beyond          Common Stock  075896100         308      12100 SH            NONE                                       X
  Best Buy Co. Inc         Common Stock  086516101         374      13300 SH            NONE                                       X
  Biogen Inc               Common Stock  09062X103         729      15300 SH            NONE                                       X
  Chicago Mercantile Exch  Common Stock  12572Q105         562       2700 SH            NONE                                       X
  CVS Caremark Corp        Common Stock  126650100        1997      69500 SH            NONE                                       X
  Cameron International C  Common Stock  13342B105         248      12100 SH            NONE                                       X
  Capital One Finl Corp    Common Stock  14040H105         459      14400 SH            NONE                                       X
  Chesapeake Energy Corp   Common Stock  165167107         330      20400 SH            NONE                                       X
  Cisco Systems Inc        Common Stock  17275R102        3889     238600 SH            NONE                                       X
  Clorox Corp              Common Stock  189054109         344       6200 SH            NONE                                       X
  Coach Inc                Common Stock  189754104         486      23400 SH            NONE                                       X
  Coca-Cola Company        Common Stock  191216100        3268      72200 SH            NONE                                       X
  Colgate-Palmolive Co     Common Stock  194162103        1474      21500 SH            NONE                                       X
  Corning Inc              Common Stock  219350105         601      63100 SH            NONE                                       X
  Costco Wholesale Corp    Common Stock  22160K105         893      17000 SH            NONE                                       X
  Cummins Inc              Common Stock  231021106         337      12600 SH            NONE                                       X
  Deere & Co               Common Stock  244199105        1027      26800 SH            NONE                                       X
  Dell Computer Corp       Common Stock  24702R101         803      78400 SH            NONE                                       X
  Devon Energy Corp        Common Stock  25179M103        1196      18200 SH            NONE                                       X
  The Walt Disney Co       Common Stock  254687106        1713      75500 SH            NONE                                       X
  EMC Corp/Mass            Common Stock  268648102         727      69400 SH            NONE                                       X
  EOG Resources Inc        Common Stock  26875P101         639       9600 SH            NONE                                       X
  EBAY Inc                 Common Stock  278642103         620      44400 SH            NONE                                       X
  Ecolab                   Common Stock  278865100         369      10500 SH            NONE                                       X
  Electronic Arts Inc      Common Stock  285512109         314      19600 SH            NONE                                       X
  Emerson Electric Co      Common Stock  291011104        1486      40600 SH            NONE                                       X
  Equitable Resources      Common Stock  294549100         564      16800 SH            NONE                                       X
  Expeditors Intl. Washin  Common Stock  302130109         466      14000 SH            NONE                                       X
  Fedex Corporation        Common Stock  31428X106         783      12200 SH            NONE                                       X
  Franklin Resources       Common Stock  354613101         402       6300 SH            NONE                                       X
  Gap Inc                  Common Stock  364760108         268      20000 SH            NONE                                       X
  General Mills, Inc.      Common Stock  370334104         960      15800 SH            NONE                                       X
  Genzyme General          Common Stock  372917104         604       9100 SH            NONE                                       X
  Gilead Sciences Inc      Common Stock  375558103        1570      30700 SH            NONE                                       X
  W W Grainger Inc         Common Stock  384802104         434       5500 SH            NONE                                       X
  Helmerich & Payne        Common Stock  423452101          80       3500 SH            NONE                                       X
  Hewlett-Packard Co       Common Stock  428236103        3415      94100 SH            NONE                                       X
  Home Depot Inc           Common Stock  437076102        1390      60400 SH            NONE                                       X
  Illinois Tool Works      Common Stock  452308109         428      12200 SH            NONE                                       X
  Intel Corporation        Common Stock  458140100        3388     231100 SH            NONE                                       X
  IBM Corp                 Common Stock  459200101        4410      52400 SH            NONE                                       X
  Intuitive Surgical Inc   Common Stock  46120E602         203       1600 SH            NONE                                       X
  JP Morgan Chase          Common Stock  46625H100        4386     139100 SH            NONE                                       X
  Johnson & Johnson        Common Stock  478160104        6593     110200 SH            NONE                                       X
  Johnson Controls Inc.    Common Stock  478366107         465      25600 SH            NONE                                       X
  Kellogg Co               Common Stock  487836108         465      10600 SH            NONE                                       X
  Kimberly-Clark Corp      Common Stock  494368103         723      13700 SH            NONE                                       X
  Kohl's Corp              Common Stock  500255104         572      15800 SH            NONE                                       X
  Kraft Foods Inc.         Common Stock  50075N104        1724      64200 SH            NONE                                       X
  Lowe's Companies         Common Stock  548661107        1446      67200 SH            NONE                                       X
  M&T Bank                 Common Stock  55261F104         258       4500 SH            NONE                                       X
  Mattel Inc               Common Stock  577081102         566      35400 SH            NONE                                       X
  McCormick & Co           Common Stock  579780206         296       9300 SH            NONE                                       X
  McDonald's Corporation   Common Stock  580135101        2805      45100 SH            NONE                                       X
  McKesson Corp            Common Stock  58155Q103         399      10300 SH            NONE                                       X
  Medtronic Inc            Common Stock  585055106        1345      42800 SH            NONE                                       X
  Merck & Co Inc           Common Stock  589331107        2824      92900 SH            NONE                                       X
  Merrill Lynch & Co       Common Stock  590188108         766      65800 SH            NONE                                       X
  Microsoft Corp           Common Stock  594918104        5432     279400 SH            NONE                                       X
  National City Corp       Common Stock  635405103         219     121100 SH            NONE                                       X
  National Oilwell Varco   Common Stock  637071101         415      17000 SH            NONE                                       X
  Nike Inc                 Common Stock  654106103         857      16800 SH            NONE                                       X
  Nisource Inc             Common Stock  65473P105         202      18400 SH            NONE                                       X
  Noble Energy Inc         Common Stock  655044105         335       6800 SH            NONE                                       X
  Norfolk Southern Corp    Common Stock  655844108         861      18300 SH            NONE                                       X
  Northern Trust Corp      Common Stock  665859104         412       7900 SH            NONE                                       X
  Nucor Corp               Common Stock  670346105         434       9400 SH            NONE                                       X
  Omnicom Group            Common Stock  681919106         245       9100 SH            NONE                                       X
  PNC Bank Corp            Common Stock  693475105         686      14000 SH            NONE                                       X
  Paychex Inc              Common Stock  704326107         376      14300 SH            NONE                                       X
  J.C. Penney Company, In  Common Stock  708160106         270      13700 SH            NONE                                       X
  Peoples United Financia  Common Stock  712704105         373      20900 SH            NONE                                       X
  Pepco Holdings Inc       Common Stock  713291102         758      42700 SH            NONE                                       X
  Pepsico Inc              Common Stock  713448108        3122      57000 SH            NONE                                       X
  Pioneer Natural Resourc  Common Stock  723787107          76       4700 SH            NONE                                       X
  Praxair Inc              Common Stock  74005P104         884      14900 SH            NONE                                       X
  T Rowe Price Group       Common Stock  74144T108         464      13100 SH            NONE                                       X
  Procter & Gamble Co      Common Stock  742718109        7103     114900 SH            NONE                                       X
  Prologis                 Common Stock  743410102         192      13800 SH            NONE                                       X
  Qualcomm Inc             Common Stock  747525103        2472      69000 SH            NONE                                       X
  Quanta Services Inc      Common Stock  74762E102         226      11400 SH            NONE                                       X
  Quest Diagnostics        Common Stock  74834L100         561      10800 SH            NONE                                       X
  Rohm & Haas Co.          Common Stock  775371107         402       6500 SH            NONE                                       X
  Ryder System, Inc.       Common Stock  783549108         209       5400 SH            NONE                                       X
  SPX Corp                 Common Stock  784635104         142       3500 SH            NONE                                       X
  Safeway Inc              Common Stock  786514208         699      29400 SH            NONE                                       X
  St. Jude Medical         Common Stock  790849103         745      22600 SH            NONE                                       X
  Charles Schwab Corp      Common Stock  808513105         606      37500 SH            NONE                                       X
  Sigma-Aldrich            Common Stock  826552101         355       8400 SH            NONE                                       X
  Smith International Inc  Common Stock  832110100         185       8100 SH            NONE                                       X
  Southwest Airlines Co    Common Stock  844741108         286      33200 SH            NONE                                       X
  Staples Inc.             Common Stock  855030102         573      32000 SH            NONE                                       X
  Starbucks Corp           Common Stock  855244109         415      43900 SH            NONE                                       X
  State Street Corp        Common Stock  857477103         625      15900 SH            NONE                                       X
  Stryker Corp             Common Stock  863667101         348       8700 SH            NONE                                       X
  Suntrust Banks Inc       Common Stock  867914103         428      14500 SH            NONE                                       X
  Symantec Corp            Common Stock  871503108         546      40400 SH            NONE                                       X
  Sysco Corp               Common Stock  871829107         413      18000 SH            NONE                                       X
  TJX Companies Inc        Common Stock  872540109         387      18800 SH            NONE                                       X
  Target Corp              Common Stock  87612E106        1181      34200 SH            NONE                                       X
  Texas Intruments Inc     Common Stock  882508104         818      52700 SH            NONE                                       X
  Thermo Electron Corp     Common Stock  883556102         545      16000 SH            NONE                                       X
  Minnesota Mining Mfg Co  Common Stock  88579Y101        1916      33300 SH            NONE                                       X
  Tiffany & Co             Common Stock  886547108         208       8800 SH            NONE                                       X
  Time Warner Inc.         Common Stock  887317105        1324     131600 SH            NONE                                       X
  US Bancorp               Common Stock  902973304        1906      76200 SH            NONE                                       X
  US Bancorp               Common Stock  902973304       59768    2389755 SH            SOLE                   X
  United Parcel Service-C  Common Stock  911312106        2217      40200 SH            NONE                                       X
  Verizon Communications   Common Stock  92343V104        3871     114200 SH            NONE                                       X
  Wachovia Bank Corp       Common Stock  929903102         422      76200 SH            NONE                                       X
  Walgreen Co              Common Stock  931422109         881      35700 SH            NONE                                       X
  Wells Fargo & Company    Common Stock  949746101        3770     127900 SH            NONE                                       X
  Whirlpool Corp           Common Stock  963320106         294       7100 SH            NONE                                       X
  Williams Cos Inc         Common Stock  969457100         332      22900 SH            NONE                                       X
  XTO Energy               Common Stock  98385X106         670      19000 SH            NONE                                       X
  Xilinx Inc               Common Stock  983919101         399      22400 SH            NONE                                       X
  Xerox Corp               Common Stock  984121103         343      43000 SH            NONE                                       X
  Zimmer Holdings          Common Stock  98956P102         327       8100 SH            NONE                                       X
  Copper Industries Inc    Common Stock  G24182100         371      12700 SH            NONE                                       X

Report Name:  -Sec13f
Filter 01:  PortfoliMTF/HLD:-EQ-All
Filter 02:  Quantity    HLD:0